Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Text block [Abstract]
Schedule of Balances included under Cash and Cash Equivalents
a)	Detail of cash and cash equivalents

The detail of balances included under cash and cash equivalents is as follows:

	As of December 31,
	2022	2021
	MCh$	MCh$
Cash and deposits in banks
Cash	275,172	294,474
Deposits in the Central Bank of Chile	1,284,810	1,173,548
Deposits in local banks	20,744	12,942
Deposits in foreign banks	1,478,026	1,992,428
Subtotals cash and deposits in banks	3,058,752	3,473,392
Cash items in process of collection, net (1)	38,037	14,138
Highly liquid financial instruments (2)	1,927,284	1,347,463
Investments under resale agreements (3)	162,774	539,227
Totals cash and cash equivalents	5,186,847	5,374,220
(1)	Refer to letter b. “Cash in process of collection and in process of being cleared” below.
(2)

Highly liquid financial instruments: Corresponds to financial instruments at fair value through profit and loss (see note 6) and financial instrument at fair value through other comprehensive income (see note 11) with maturities that do not exceed three months from the acquisition date.

(3)

Investments under resale agreements: Corresponds to resale agreements with maturities that do not exceed three months from the acquisition date, which are presented under the item “Investments under resale agreements” in the Consolidated Statement of Financial Position.

Schedule of Cash in the Process of Collection

Cash items in process of collection and in process of being cleared represent domestic transactions, which have not been processed through the central domestic clearinghouse, or international transactions that may be delayed in settlement due to timing differences. The detail of these balances is as follows:

	As of December 31,
	2022	2021
	MCh$	MCh$
Assets
Documents held by other banks (documents to be cleared)	35,733	40,302
Funds receivable	459,261	398,194
Subtotals assets	494,994	438,496
Liabilities
Funds payable	456,957	424,358
Subtotals liabilities	456,957	424,358
Cash items in process of collection, net	38,037	14,138